INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of United States and foreign income (loss) before income taxes and minority interest
	Years Ended December 31,
	2016	2015	2014
	(Restated)
	(in thousands)
United States	$7,905	$19,717	$(14,809)
Foreign	(6,985)	(51,037)	(13,837)

	$920	$(31,320)	$(28,646)

Schedule of components of the provision (benefit) for income taxes

	Years Ended December 31,
	2016	2015	2014
	(in thousands)
Current
Federal	$—	$—	$—
State	—	—	—
Foreign	17	(5,193)	2,042

Total Current tax expense (benefit)	17	(5,193)	2,042
Deferred
Federal	—	—	—
State	—	—	—
Foreign	771	1,031	(424)

Total Deferred tax expense (benefit)	771	1,031	(424)

Total tax expense (benefit)	$788	$(4,162)	$1,618

Summary of unrecognized tax benefits

	Years Ended December 31,
	2016	2015	2014
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB’s)	$22,694	$45,382	$45,430
Additions based on tax positions related to the current year	—	48	142
Reductions based on tax positions related to the current year	—	—	—
Additions for tax positions related to prior years	—	—	—
Reductions for tax positions related to prior years	—	(835)	(190)
Settlements	—	—	—
Lapse of statute of limitations	(2,557)	(21,901)	—

Ending balance—gross unrecognized tax benefits (UTB’s)	20,137	22,694	45,382
UTB’s as a credit in deferred taxes	(14,604)	(14,604)	(33,021)
Federal benefit of state taxes	(2,063)	(2,063)	(2,176)

UTB’s that would impact the effective tax rate	$3,470	$6,027	$10,185

Summary of the components of net deferred tax assets

	December 31, 2016	December 31, 2015
		(Restated)
	(in thousands)
Deferred Tax Assets
Net operating loss carryforward	237,393	215,737
Tax credit carryforwards	67,579	60,385
Capital loss carryforwards	—	3,742
Written-down/amortization of intangible assets and goodwill	5,554	8,051
Fixed assets	5,997	4,428
Demo equipment income	7,357	7,071
Prepaid expense	736	126

Accrued warranties	(92)	1,230

Other	16,352	38,878

Total Deferred Tax Assets	340,876	339,648
Deferred Tax Liabilities
Allowances and reserves	$(8,969)	$(8,254)
Other	(335)	(278)

Total Deferred Tax Liabilities	(9,304)	(8,532)

Total Deferred Tax Assets	$331,572	$331,116

Less: Valuation Allowance	$(329,523)	$(328,397)

Net Deferred Tax Assets	$2,049	$2,719

Schedule of reconciliation of effective income tax rate and the federal statutory rate

	Years Ended December 31,
	2016	2015	2014
	(in thousands)
Federal tax expenses (benefit) at statutory rate	$322	$(10,962)	$(10,026)
State tax (benefit)/expense, net of federal income tax benefit	—	—	628
Stock compensation expense	463	508	745
Effect of differences in foreign tax rates	4,475	(1,520)	7,772
FASB Interpretation No.48” Accounting for Uncertainty in Income taxes” reserve	(2,465)	(7,433)	618
Change in deferred tax valuation allowance	(3,015)	14,241	1,824
Tax credits	—	—	(535)
Other	1,008	1,004	592

Total Tax Expense (benefit)	$788	$(4,162)	$1,618